Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$787,524.67

Principal:
Principal Collections	$9,861,034.20
Prepayments in Full	$4,013,920.62
Liquidation Proceeds	$177,983.26
Recoveries	$105,955.39
Sub Total	$14,158,893.47
Collections	$14,946,418.14

Purchase Amounts:
Purchase Amounts Related to Principal	$317,686.64
Purchase Amounts Related to Interest	$1,785.61
Sub Total	$319,472.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,265,890.39

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,265,890.39
Servicing Fee	$182,756.55	$182,756.55	$0.00	$0.00	$15,083,133.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,083,133.84
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,083,133.84
Interest - Class A-3 Notes	$2,819.65	$2,819.65	$0.00	$0.00	$15,080,314.19
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$15,006,638.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,006,638.52
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$14,970,138.02
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,970,138.02
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$14,941,197.02
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,941,197.02
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$14,901,293.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,901,293.52
Regular Principal Payment	$14,173,842.90	$14,173,842.90	$0.00	$0.00	$727,450.62
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$727,450.62
Residual Released to Depositor	$0.00	$727,450.62	$0.00	$0.00	$0.00
Total		$15,265,890.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,173,842.90
Total					$14,173,842.90
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$5,936,100.28	$14.61	$2,819.65	$0.01	$5,938,919.93	$14.62
Class A-4 Notes	$8,237,742.62	$70.81	$73,675.67	$0.63	$8,311,418.29	$71.44
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$14,173,842.90	$10.56	$181,840.32	$0.14	$14,355,683.22	$10.70

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$5,936,100.28	0.0146065	$0.00	0.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$108,092,257.38	0.9291864
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$214,346,100.28	0.1597440	$200,172,257.38	0.1491808

Pool Information
Weighted Average APR	4.367%	4.384%
Weighted Average Remaining Term	25.61	24.83
Number of Receivables Outstanding	21,073	20,375
Pool Balance	$219,307,859.30	$204,703,301.56
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$214,346,100.28	$200,172,257.38
Pool Factor	0.1620731	0.1512800

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$4,531,044.18
Targeted Overcollateralization Amount	$4,531,044.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,531,044.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$233,933.02
(Recoveries)		111	$105,955.39
Net Loss for Current Collection Period			$127,977.63
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7003%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.8935%
Second Preceding Collection Period			0.6898%
Preceding Collection Period			(0.2031)%
Current Collection Period			0.7244%
Four Month Average (Current and Preceding Three Collection Periods)			0.5261%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,222	$8,724,002.89
(Cumulative Recoveries)			$1,641,584.24
Cumulative Net Loss for All Collection Periods			$7,082,418.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5234%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,066.32
Average Net Loss for Receivables that have experienced a Realized Loss			$1,677.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.77%	390	$5,679,663.61
61-90 Days Delinquent	0.32%	45	$646,311.74
91-120 Days Delinquent	0.07%	8	$152,018.18
Over 120 Days Delinquent	0.39%	51	$800,136.35
Total Delinquent Receivables	3.56%	494	$7,278,129.88

Repossession Inventory:
Repossessed in the Current Collection Period		9	$157,716.98
Total Repossessed Inventory		24	$451,961.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4831%
Preceding Collection Period			0.4318%
Current Collection Period			0.5104%
Three Month Average			0.4751%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer